Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities
	December 31,	December 31,
	2019	2018

Service agreement	$133,510	$57,365
Deposit on product	-	92,950
License fees	500,000	-
Other	6,291	28,218
Total Contract liabilities	639,801	178,533
Non-Current	(573,224)	(46,736)
Total Current	$66,577	$131,797